Summary of significant accounting policies - Statutory reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Minimum of percentage to allocate after-tax profit	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Appropriations to the general reserve	¥ 30,777	¥ 41,411	¥ 11,414
Appropriations to the enterprise expansion fund or staff welfare and bonus fund	¥ 0	¥ 0	¥ 0